CASH, CASH EQUIVALENTS AND OTHER INVESTMENTS - NON CURRENT AND CURRENT (Other investments) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Cash, cash equivalents and other investments [Abstract]
Investments in debt instruments and other	$ 100,464	$ 67,025
Other investments	252	252
Other investments, net – Non-current	$ 100,716	$ 67,277